Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Deferred tax assets, valuation allowance	$ 8,917,000	$ 7,666,000
Net operating loss carryovers	71,300,000
Ireland [Member]
Income Taxes [Line Items]
Irish standard tax rate	12.50%	12.50%	12.50%
U.S. Subsidiary [Member]
Income Taxes [Line Items]
Unremitted earnings	$ 10,000